Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Argentina (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of information for cash-generating units [line items]
TOTAL ASSETS	$ 3,645,047	$ 3,114,888
Argentina | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	15,246		$ 16,455
Closing net book value of PPE items and other assets allocated to CGUs tested	163,096		159,918
TOTAL ASSETS	178,342		176,373
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	291		314
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	279		301
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	2,708		2,923
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	3,310		3,573
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	5,763		6,220
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	$ 2,895		$ 3,124